PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Schedule of Sensitivity Analysis and Actuarial Assumptions
Pension and other post-employment benefit obligations were updated based on the discount rates applicable at December 31, 2019. The principal actuarial assumptions used at December 31, 2019 and 2018 were as follows:

	At December 31, 2019			At December 31, 2018
	Rate of increase in salaries	Rate of increase in pensions	Discount rate	Rate of increase in salaries	Rate of increase in pensions	Discount rate
Switzerland	1.50%	—	0.15%	1.50%	—	0.80%
US	—	—	—	—	—	—
Hourly pension	2.20%	—	3.15% - 3.25%	2.20%	—	4.40% - 4.45%
Salaried pension	3.80%	—	3.25%	3.80%	—	4.45%
OPEB (A)	3.80%	—	3.20% - 3.40%	3.80%	—	4.40% - 4.55%
Other benefits	3.80%	—	3.00% - 3.20%	3.80%	—	4.25% - 4.40%
France	1.50% - 3.50%	2.00%	—	1.50% - 2.50%	2.00%	—
Retirements	—	—	0.95%	—	—	1.65%
Other benefits	—	—	0.80%	—	—	1.35%
Germany	2.75%	1.70%	1.00%	2.75%	1.70%	1.70%

(A)	The other main financial assumptions used for the OPEB (healthcare plans, which are predominantly in the U.S.) were:

•
Medical trend rate: pre 65: 6.40% starting in 2020 decreasing gradually to 4.50% until 2026 and stable onwards and post 65: 5.60% starting in 2020 decreasing gradually to 4.50% until 2026 and stable onwards, and

•	Claims costs are based on individual company experience.

Schedule of Amounts Recognized in the Consolidated Statement of Financial Position

	At December 31, 2019			At December 31, 2018
(in millions of Euros)	Pension Benefits	Other Benefits	Total	Pension Benefits	Other Benefits	Total
Present value of funded obligation	768	—	768	674	—	674
Fair value of plan assets	(445)	—	(445)	(380)	—	(380)
Deficit of funded plans	323	—	323	294	—	294
Present value of unfunded obligation	127	220	347	115	201	316
Net liability arising from defined benefit obligation	450	220	670	409	201	610

Schedule of Movement in Net Defined Benefit Obligations

	At December 31, 2019
	Defined benefit obligations			Plan Assets	Net defined benefit liability
(in millions of Euros)	Pension benefits	Other benefits	Total
At January 1, 2019	789	201	990	(380)	610
Included in the Consolidated Income Statement
Current service cost	17	7	24	—	24
Interest cost / (income)	18	8	26	(10)	16
Past service cost	(2)	1	(1)	—	(1)
Immediate recognition of gains / (losses) arising over the year	—	2	2	—	2
Administration expenses	—	—	—	2	2
Included in the Statement of Comprehensive Income / (Loss)
Remeasurements due to:
—actual return less interest on plan assets	—	—	—	(54)	(54)
—changes in financial assumptions	101	25	126	—	126
—changes in demographic assumptions	(2)	(2)	(4)	—	(4)
—experience losses	(3)	(6)	(9)	—	(9)
Effects of changes in foreign exchange rates	16	3	19	(11)	8
Included in the Consolidated Statement of Cash Flows
Benefits paid	(43)	(20)	(63)	38	(25)
Contributions by the Group	—	—	—	(25)	(25)
Contributions by the plan participants	4	1	5	(5)	—
At December 31, 2019	895	220	1,115	(445)	670

	At December 31, 2018
	Defined benefit obligations			Plan Assets	Net defined benefit liability
(in millions of Euros)	Pension benefits	Other benefits	Total
At January 1, 2018	801	250	1,051	(387)	664
Included the Consolidated Income Statement
Current service cost	18	6	24	—	24
Interest cost / (income)	16	8	24	(9)	15
Past service cost	—	(36)	(36)	—	(36)
Immediate recognition of gains / (losses) arising over the year	—	—	—	—	—
Administration expenses	—	—	—	2	2
Included in the Statement of Comprehensive Income / (Loss)
Remeasurements due to:
—actual return less interest on plan assets	—	—	—	26	26
—changes in financial assumptions	(30)	(15)	(45)	—	(45)
—changes in demographic assumptions	(5)	(1)	(6)	—	(6)
—experience losses	(1)	(2)	(3)	—	(3)
Effects of changes in foreign exchange rates	22	9	31	(16)	15
Included in the Consolidated Statement of Cash Flows
Benefits paid	(35)	(19)	(54)	31	(23)
Contributions by the Group	—	—	—	(23)	(23)
Contributions by the plan participants	3	1	4	(4)	—
At December 31, 2018	789	201	990	(380)	610

Schedule of Net Defined Benefit Obligations by Country

	At December 31, 2019			At December 31, 2018
(in millions of Euros)	Defined benefit obligations	Plan assets	Net defined benefit liability	Defined benefit obligations	Plan assets	Net defined benefit liability
France	161	(3)	158	151	(3)	148
Germany	144	(1)	143	136	(1)	135
Switzerland	299	(214)	85	251	(178)	73
United States	510	(227)	283	451	(198)	253
Other countries	1	—	1	1	—	1
Total	1,115	(445)	670	990	(380)	610

Schedule of Plan Asset Categories

	At December 31, 2019			At December 31, 2018
(in millions of Euros)	Quoted in an active market	Unquoted in an active market	Total	Quoted in an active market	Unquoted in an active market	Total
Cash & cash equivalents	5	—	5	6	—	6
Equities	119	51	170	95	40	135
Bonds	92	115	207	71	110	181
Property	14	37	51	10	33	43
Other	—	12	12	5	10	15
Total fair value of plan assets	230	215	445	187	193	380

Schedule of Benefit Payments Expected to be Paid Either by Pension Funds or Directly to Beneficiaries
Future benefit payments expected to be paid either by pension funds or directly by the Company to beneficiaries are as follows:

(in millions of Euros)	Estimated benefits payments
Year ended December 31,
2020	54
2021	51
2022	52
2023	53
2024	58
2025 to 2029	289

Actuarial assumption of discount rates
Disclosure of defined benefit plans [line items]
Schedule of Sensitivity Analysis and Actuarial Assumptions
At December 31, 2019, impacts of the change on the defined benefit obligation of a 0.50% increase / decrease in the discount rates are calculated by using a proxy based on the duration of each scheme:

(in millions of Euros)	0.50% increase in discount rates	0.50% decrease in discount rates
France	(10)	10
Germany	(9)	11
Switzerland	(25)	26
United States	(32)	35
Total sensitivity on Defined Benefit Obligations	(76)	82